NET FOREIGN EXCHANGE GAIN (LOSS) (Tables)	12 Months Ended
Dec. 31, 2017
Net Foreign Exchange Gain Loss
Schedule of net foreign exchange income

For the years ended December 31, 2017, 2016 and 2015 net foreign exchange income is as follows:

	For the years ended December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

Net foreign exchange gain (loss)
Net profit (loss) from currency exchange differences	113,115	116,117	(197,875)
Hedging derivatives	22,933	399,875	777,254
Income from assets indexed to foreign currency	(9,190)	(8,745)	25,421
Income from liabilities indexed to foreign currency	98	145	(1,404)
Total	126,956	507,392	603,396